NOTES PAYABLE (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 12, 2018	Feb. 07, 2018	Nov. 15, 2017	May 31, 2017	May 31, 2018	May 31, 2017	Jan. 10, 2018
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable					$ 100,000	$ 0
Debt Conversion, Original Debt, Amount					$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				10,816,960	132,192	10,816,960
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.25		$ 0.25
Stock Issued During Period, Shares, Other (in Shares)			250,000			7,609,910
Shares Issued, Price Per Share (in Dollars per share)				$ 0.125		$ 0.125
Other Nonoperating Gains (Losses)					$ 0	$ (951,239)
Note Payable to Todd Blatt [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 210,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Interest Expense, Debt		$ 3,901
Notes Payable					210,000
Note Payable to AJG Group [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 200,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Interest Expense, Debt		$ 2,696
Notes Payable					$ 100,000
Repayments of Notes Payable		$ 100,000
Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					0.25%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	5,179,028
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.10
Second Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.3125
Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	5,179,028
Debt Conversion, Converted Instrument, Amount	$ 1,618,446
Principal [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 2,537,750		2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	1,421,356
Principal [Member] | Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	1,421,356
Accrued Interest [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 166,490		$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	197,090
Accrued Interest [Member] | Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 197,090
Minimum [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					0.75
Maximum [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 1.07